Business combinations	6 Months Ended
Jun. 30, 2026
Business Combinations Disclosure [Abstract]
Business combinations	Business combinations
365Talents

On January 20, 2026, the Company acquired all of the issued and outstanding shares of 365Talents, a privately held AI-powered skills intelligence and workforce analytics company (société par actions simplifiée) based in France (“365Talents”). The acquisition is accounted for as a business combination in accordance with IFRS 3 - Business Combinations.

Total purchase consideration of $60,414, consisting of: (i) cash paid on closing of $54,326; and (ii) a cash holdback amount of $2,688 (up to a maximum of $2,736) which will be determined and paid during fiscal 2026.

In addition, up to approximately $3,400 (maximum undiscounted amount of $5,100) of additional cash consideration may be payable in fiscal year 2027 based on the achievement of certain financial milestones for the 12 month period ended December 31, 2026. Refer to note 12 for performance share units (“PSUs”) that were also granted to certain key employees of 365Talents as part of the acquisition.

During the three months ended June 30, 2026 the Company recognized an adjustment to the initial fair value of the identified intangible assets, other net assets acquired and contingent consideration, which resulted in an adjustment to increase goodwill by $1,440. The adjustment reflects additional information obtained during the measurement period about facts and circumstances that existed as of the acquisition date.

Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the three and six months ended June 30, 2026 amounting to $145 and $884 and for the year ended December 31, 2025 amounting to $738 were incurred in relation to the acquisition. These amounts have been expensed as incurred primarily within general and administrative expenses.

As at June 30, 2026, the purchase price allocation has not been finalized. The fair values of the identifiable assets acquired and liabilities assumed have been determined on a provisional basis, as the Company has not yet completed its assessment of the fair values of certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact. The provisional amounts recognized are subject to adjustment within the measurement period, which shall not exceed one year from the acquisition date, in accordance with IFRS 3 Business Combinations.

The following table summarizes the allocation of the consideration paid and the preliminary amounts of fair value of the certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	2,126
Trade and other receivables	4,057
Prepaid expenses and other current assets	367
6,550
Non-current assets:
Right-of-use asset, net	223
Customer relationships	15,450
Technology	5,450
Trade name and trademarks	2,100
Goodwill	36,937
Total assets	66,710

Liabilities
Current liabilities:
Trade and other payables	2,458
Deferred revenue	3,599
Lease obligations	201
6,258
Non-current liabilities:
Deferred tax liability	38
Total liabilities	6,296
Fair value of net assets acquired	60,414

Paid in cash	54,326
Working capital adjustment	(48)
Holdback payable	2,736
Contingent consideration	3,400
Total purchase consideration	60,414

The goodwill related to the acquisition of 365Talents reflects the benefits attributable to future market development and the fair value of an assembled workforce. These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets. This goodwill is not deductible for income tax purposes.

The customer relationships acquired are amortized on a straight-line basis over its estimated useful life of 4 years. The technology acquired is amortized on a straight-line basis over its estimated useful life of 5 years. The trade name and trademarks acquired are amortized on a straight-line basis over its estimated useful life of 6 years.

Since the date of acquisition, the acquisition has generated revenue of $3,243 and a net loss of $3,871 for the six months ended June 30, 2026. Had the acquisition been completed on January 1, 2026 the pro forma results would be immaterially different from the results since the date of acquisition.
Zive

On April 2, 2026, the Company acquired all of the issued and outstanding shares of Zive GmbH, an AI and knowledge platform based in Germany (“Zive”). The acquisition is accounted for as a business combination in accordance with IFRS 3 - Business Combinations.

Total purchase consideration of $7,067 consisting of: (i) cash paid on closing of $6,819; and (ii) a cash holdback amount of $248 (up to a maximum of $287) which will be determined and paid during fiscal 2026. There is also up to $1,000 in additional consideration to be paid, based on certain employment obligations, up to April 2, 2027. This obligation will be accrued by the Company on a ratable basis over the retention period.

Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the three and six months ended June 30, 2026 amounting to $349 and $495 and for the year ended December 31, 2025 amounting to nil were incurred in relation to the acquisition. These amounts have been expensed as incurred primarily within general and administrative expenses.

As at June 30, 2026, the purchase price allocation has not been finalized. The fair values of the identifiable assets acquired and liabilities assumed have been determined on a provisional basis, as the Company has not yet completed its assessment of the fair values of certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact. The provisional amounts recognized are subject to adjustment within the measurement period, which shall not exceed one year from the acquisition date, in accordance with IFRS 3 Business Combinations.
The following table summarizes the allocation of the consideration paid and the preliminary amounts of fair value of the certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	1,291
Trade and other receivables	324
Prepaid expenses and other current assets	14
1,629
Non-current assets:
Technology	2,891
Goodwill	3,122
Total assets	7,642

Liabilities
Current liabilities:
Trade and other payables	251
Deferred revenue	94
345
Non-current liabilities:
Deferred tax liability	230
Total liabilities	575
Fair value of net assets acquired	7,067

Paid in cash	6,819
Working capital adjustment	(39)
Holdback payable	287
Total purchase consideration	7,067

The goodwill related to the acquisition of Zive reflects the benefits attributable to the fair value of an assembled workforce. These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets. This goodwill is not deductible for income tax purposes.

The technology acquired is amortized on a straight-line basis over its estimated useful life of 5 years.

Since the date of acquisition, the acquisition has generated revenue of $117 and a net loss of $428 for the six months ended June 30, 2026. Had the acquisition been completed on January 1, 2026 the pro forma results would have resulted in revenues of $283 and a net loss of $895 for the six months ended June 30, 2026.